T. ROWE PRICE Extended Equity Market Index Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.4%
COMMUNICATION SERVICES 5.8%
Diversified Telecommunication Services 0.5%
Alaska Communications Systems Group  50,700 165
Bandwidth, Class A (1)(2) 5,800 735
Cincinnati Bell (1) 17,100 263
Cogent Communications Holdings  8,800 605
IDT, Class B (1) 5,342 121
Iridium Communications (1) 22,118 912
Liberty Global, Class A (1) 27,334 701
Liberty Global, Class C (1) 64,328 1,643
Liberty Latin America, Class A (1) 18,329 235
Liberty Latin America, Class C (1) 37,438 486
ORBCOMM (1) 55,100 421
Vonage Holdings (1) 46,300 547
6,834
Entertainment 1.2%
AMC Entertainment Holdings, Class A (2) 75,000 766
Chicken Soup For The Soul Entertainment (1) 4,600 111
Cinemark Holdings (2) 25,713 525
Glu Mobile (1) 31,500 393
Liberty Media-Liberty Formula One, Class A (1) 7,700 294
Liberty Media-Liberty Formula One, Class C (1) 39,100 1,693
Lions Gate Entertainment, Class B (1) 24,300 313
Madison Square Garden Entertainment (1) 3,721 304
Madison Square Garden Sports (1) 4,821 865
Playtika Holding (1) 32,200 876
Roku (1) 21,554 7,022
Skillz  (1) 42,400 807
Warner Music Group, Class A  20,800 714
World Wrestling Entertainment, Class A  10,100 548
Zynga, Class A (1) 210,037 2,145
17,376
Interactive Media & Services 2.5%
Bumble, Class A (1) 9,300 580
Cargurus  (1) 16,300 389
Cars.com (1) 17,600 228
Eventbrite, Class A (1)(2) 13,600 301
IAC/InterActiveCorp (1) 15,830 3,424
IZEA Worldwide (1)(2) 48,000 181
Match Group (1) 50,328 6,914
Pinterest, Class A (1) 104,300 7,721
Snap, Class A (1) 178,742 9,347

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
TripAdvisor (1) 18,900 1,017
TrueCar  (1) 90,200 432
Yelp (1) 14,700 573
Zillow Group, Class A (1) 9,241 1,214
Zillow Group, Class C (1)(2) 29,082 3,770
ZoomInfo Technologies, Class A (1) 17,400 851
36,942
Media 1.5%
Altice USA, Class A (1) 45,800 1,490
AMC Networks, Class A (1) 3,400 181
Cable One  1,060 1,938
Cardlytics (1) 6,834 750
Clear Channel Outdoor Holdings (1) 204,900 369
EW Scripps, Class A  18,145 350
Gray Television  13,600 250
John Wiley & Sons, Class A  11,270 611
Liberty Broadband, Class A (1) 5,575 809
Liberty Broadband, Class C (1) 39,939 5,997
Liberty Media Corp-Liberty SiriusXM , Class A (1) 16,700 736
Liberty Media Corp-Liberty SiriusXM , Class C (1) 34,517 1,522
Loral Space & Communications  2,600 98
Media General, CVR (1)(3) 21,600 2
MSG Networks, Class A (1) 9,664 145
New York Times, Class A  27,800 1,407
Nexstar Media Group, Class A  8,497 1,193
Scholastic  11,320 341
Sinclair Broadcast Group, Class A  10,010 293
Sirius XM Holdings (2) 274,887 1,674
TechTarget  (1) 5,300 368
TEGNA  41,310 778
Tribune Publishing (1) 12,900 232
21,534
Wireless Telecommunication Services 0.1%
Shenandoah Telecommunications  10,800 527
Telephone & Data Systems  39,000 896
United States Cellular (1) 11,793 430
1,853
Total Communication Services 84,539
CONSUMER DISCRETIONARY 11.6%
Auto Components 1.0%
Adient  (1) 18,900 835
Autoliv  (1) 14,700 1,364
Cooper Tire & Rubber  9,300 521

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Dana  26,600 647
Dorman Products (1) 5,500 564
Fox Factory Holding (1) 7,800 991
Gentex 41,820 1,492
Gentherm  (1) 8,300 615
Goodyear Tire & Rubber (1) 39,600 696
Horizon Global (1) 42,000 434
LCI Industries  4,500 595
Lear  10,100 1,831
Luminar Technologies (1) 25,900 630
Motorcar Parts of America (1) 9,700 218
Patrick Industries  4,000 340
QuantumScape  (1) 22,100 989
Standard Motor Products  6,850 285
Stoneridge (1) 14,100 448
Superior Industries International (1) 20,600 117
Tenneco, Class A (1) 28,050 301
Veoneer  (1)(2) 16,000 392
Visteon (1) 6,200 756
15,061
Automobiles 0.3%
Fisker  (1)(2) 25,100 432
Harley-Davidson  29,400 1,179
Lordstown Motors, Class A (1)(2) 23,600 278
Thor Industries  11,300 1,522
Winnebago Industries  8,120 623
Workhorse Group (1)(2) 22,800 314
4,348
Distributors 0.0%
Core-Mark Holding  9,590 371
Funko , Class A (1) 6,800 134
505
Diversified Consumer Services 0.9%
Adtalem Global Education (1) 12,200 482
Bright Horizons Family Solutions (1) 11,989 2,056
Carriage Services  7,200 253
Chegg  (1) 26,800 2,296
frontdoor  (1) 15,550 836
Graham Holdings, Class B  900 506
Grand Canyon Education (1) 9,300 996
H&R Block  28,800 628
Laureate Education, Class A (1) 23,200 315
Service Corp International  35,531 1,814
Strategic Education  6,125 563

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Stride (1) 9,700 292
Terminix Global Holdings (1) 25,200 1,201
Vivint Smart Home (1) 9,500 136
WW International (1) 14,500 454
12,828
Hotels, Restaurants & Leisure 2.3%
Airbnb, Class A (1)(2) 12,300 2,312
Aramark  45,700 1,727
BJ's Restaurants (1) 6,133 356
Bloomin ' Brands (1) 11,900 322
Boyd Gaming (1) 14,400 849
Brinker International  11,979 851
Canterbury Park Holding (1) 24,581 336
Cheesecake Factory  5,840 342
Choice Hotels International  7,100 762
Churchill Downs  7,800 1,774
Chuy's Holdings (1) 5,000 222
Cracker Barrel Old Country Store  3,900 674
Dave & Buster's Entertainment (1) 10,700 513
Denny's (1) 23,700 429
Dine Brands Global  5,400 486
DraftKings , Class A (1)(2) 61,100 3,747
Everi Holdings (1) 37,400 528
Extended Stay America  27,300 539
Hilton Grand Vacations (1) 14,910 559
Hyatt Hotels, Class A (1) 7,800 645
Jack in the Box  5,900 648
Marriott Vacations Worldwide (1) 8,479 1,477
Papa John's International  6,340 562
Planet Fitness, Class A (1) 16,926 1,308
Red Robin Gourmet Burgers (1) 13,800 551
Red Rock Resorts, Class A  20,900 681
Scientific Games (1) 15,430 594
SeaWorld Entertainment (1) 10,500 522
Shake Shack, Class A (1) 7,900 891
Six Flags Entertainment  20,000 929
Texas Roadhouse  12,000 1,151
Travel + Leisure  17,200 1,052
Vail Resorts  7,800 2,275
Wendy's  33,140 671
Wingstop 6,900 877
Wyndham Hotels & Resorts  16,700 1,165
33,327
Household Durables 1.0%
Cavco Industries (1) 900 203

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Flexsteel Industries  2,900 101
GoPro, Class A (1)(2) 63,100 734
Helen of Troy (1) 4,900 1,032
Hovnanian Enterprises, Class A (1) 5,284 559
Installed Building Products  4,700 521
iRobot (1)(2) 5,500 672
KB Home  15,000 698
La-Z-Boy  9,950 423
LGI Homes (1) 3,637 543
M/I Homes (1) 10,170 601
MDC Holdings  5,662 336
Meritage Homes (1) 7,300 671
Purple Innovation (1) 6,400 203
Skyline Champion (1) 7,500 339
Sonos  (1) 14,500 543
Taylor Morrison Home (1) 28,100 866
Tempur Sealy International  35,200 1,287
Toll Brothers  26,120 1,482
TopBuild  (1) 8,400 1,759
Tri Pointe Homes (1) 35,800 729
Tupperware Brands (1) 9,920 262
Turtle Beach (1) 14,100 376
Universal Electronics (1) 6,200 341
VOXX International (1) 4,300 82
15,363
Internet & Direct Marketing Retail 1.0%
1-800-Flowers.com, Class A (1)(2) 19,268 532
Chewy, Class A (1)(2) 9,980 845
DoorDash , Class A (1) 10,400 1,364
Groupon (1) 5,500 278
Grubhub  (1) 17,800 1,068
Magnite  (1) 21,800 907
Overstock.com (1) 14,800 981
Quotient Technology (1) 32,390 529
Qurate Retail, Series A  90,900 1,069
RealReal  (1)(2) 16,400 371
Shutterstock 4,600 410
Stamps.com (1) 3,500 698
Stitch Fix, Class A (1) 12,000 595
Wayfair, Class A (1)(2) 14,400 4,532
14,179
Leisure Products 0.9%
Acushnet Holdings  7,475 309
Brunswick  16,200 1,545
Callaway Golf  19,600 524

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Malibu Boats, Class A (1) 4,300 343
Marine Products  8,600 140
Mattel (1) 73,039 1,455
Peloton Interactive, Class A (1) 55,450 6,235
Polaris  11,740 1,567
YETI Holdings (1) 14,700 1,061
13,179
Multiline Retail 0.4%
Big Lots  8,500 581
Dillard's, Class A  1,900 183
Franchise Group (2) 6,400 231
Kohl's  28,600 1,705
Macy's  71,900 1,164
Nordstrom  21,600 818
Ollie's Bargain Outlet Holdings (1) 13,700 1,192
5,874
Specialty Retail 2.6%
Aaron's  7,567 194
Abercrombie & Fitch, Class A  14,500 498
American Eagle Outfitters (2) 42,680 1,248
Asbury Automotive Group (1) 3,640 715
At Home Group (1) 8,100 233
AutoNation (1) 12,300 1,147
Bed Bath & Beyond  34,100 994
Blink Charging (1)(2) 5,200 214
Boot Barn Holdings (1) 5,300 330
Burlington Stores (1) 13,300 3,974
Caleres 20,230 441
CarLotz  (1)(2) 12,900 92
Carvana  (1) 11,834 3,105
Conn's (1) 6,400 125
Dick's Sporting Goods (2) 13,200 1,005
Five Below (1) 11,300 2,156
Floor & Decor Holdings, Class A (1) 20,100 1,919
Foot Locker  19,703 1,108
GameStop, Class A (1) 8,801 1,671
Genesco (1) 10,900 518
Group 1 Automotive  3,500 552
GrowGeneration  (1) 9,600 477
Guess?  10,620 250
Hibbett Sports (1) 3,300 227
Lithia Motors, Class A  5,000 1,950
Lumber Liquidators Holdings (1) 13,700 344
Michaels (1) 10,100 222
Monro 8,700 572

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Murphy USA  4,900 708
National Vision Holdings (1)(2) 15,622 685
ODP (1) 11,057 479
Party City Holdco (1) 31,300 182
Penske Automotive Group  6,508 522
Rent-A-Center  10,550 608
RH (1) 3,600 2,148
Sally Beauty Holdings (1) 26,400 531
Signet Jewelers (1) 12,200 707
Sleep Number (1) 6,500 933
Sonic Automotive, Class A  6,120 303
Sportsman's Warehouse Holdings (1) 27,900 481
Urban Outfitters (1) 12,100 450
Williams-Sonoma  15,600 2,796
37,814
Textiles, Apparel & Luxury Goods 1.2%
Capri Holdings (1) 32,098 1,637
Carter's  7,900 703
Columbia Sportswear  6,562 693
Crocs (1) 18,200 1,464
Deckers Outdoor (1) 5,400 1,784
Fossil Group (1) 29,600 367
G-III Apparel Group (1) 10,500 316
Kontoor Brands  7,600 369
Lululemon Athletica  (1) 23,400 7,177
Movado Group  13,200 376
Oxford Industries  4,800 420
Skechers USA, Class A (1) 22,600 943
Steven Madden  15,650 583
Superior Group  2,800 71
Vera Bradley (1) 13,100 132
Wolverine World Wide  15,400 590
17,625
Total Consumer Discretionary 170,103
CONSUMER STAPLES 2.9%
Beverages 0.5%
Boston Beer, Class A (1) 1,700 2,051
Celsius Holdings (1) 5,400 259
Coca-Cola Consolidated  1,100 318
Keurig Dr Pepper  117,100 4,025
National Beverage  4,896 239
NewAge  (1) 60,800 174
Willamette Valley Vineyards (1) 10,850 98
7,164

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Food & Staples Retailing 0.7%
Andersons  5,200 142
BJ's Wholesale Club Holdings (1) 32,600 1,462
Casey's General Stores  6,800 1,470
Chefs' Warehouse (1) 18,400 561
Grocery Outlet Holding (1)(2) 16,432 606
Ingles Markets, Class A  5,800 358
Performance Food Group (1) 26,520 1,528
PriceSmart 4,050 392
Rite Aid (1) 11,300 231
SpartanNash 20,500 402
Sprouts Farmers Market (1) 22,500 599
U.S. Foods Holding (1) 45,300 1,727
United Natural Foods (1) 9,700 320
9,798
Food Products 1.1%
B&G Foods (2) 10,700 332
Beyond Meat (1)(2) 9,700 1,262
Bunge  22,502 1,784
Cal-Maine Foods (1) 12,200 469
Darling Ingredients (1) 31,600 2,325
Farmer Bros. (1) 17,000 177
Flowers Foods  39,883 949
Fresh Del Monte Produce  5,900 169
Freshpet  (1) 8,138 1,292
Hain Celestial Group (1) 12,700 554
Hostess Brands (1) 30,100 432
Ingredion  9,300 836
J & J Snack Foods  2,640 415
John B. Sanfilippo & Son  5,800 524
Lancaster Colony  3,865 678
Post Holdings (1) 14,985 1,584
Sanderson Farms  4,540 707
Seaboard  150 554
Simply Good Foods (1) 19,727 600
TreeHouse Foods (1) 9,543 499
Utz Brands (2) 24,800 615
16,757
Household Products 0.2%
Central Garden & Pet, Class A (1) 7,900 410
Energizer Holdings  13,550 643
Spectrum Brands Holdings  6,911 587
WD-40  2,500 766
2,406

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Personal Products 0.3%
Coty, Class A (1) 80,400 724
Edgewell Personal Care  8,050 319
Herbalife Nutrition (1) 16,800 745
Inter Parfums 5,800 411
Lifevantage  (1) 25,900 242
Medifast 2,300 487
Nu Skin Enterprises, Class A  9,900 524
USANA Health Sciences (1) 3,100 303
3,755
Tobacco 0.1%
22nd Century Group (1)(2) 162,200 534
Universal  11,540 681
Vector Group  25,382 354
1,569
Total Consumer Staples 41,449
ENERGY 2.1%
Energy Equipment & Services 0.5%
Archrock 64,767 615
Cactus, Class A  14,600 447
ChampionX  (1) 49,500 1,076
DMC Global  7,000 380
Dril -Quip (1) 11,300 375
Exterran  (1) 17,000 57
Helmerich & Payne  31,100 838
KLX Energy Services Holdings (1)(2) 20,500 329
Mammoth Energy Services (1) 28,900 154
Newpark Resources (1) 52,700 165
Oceaneering International (1) 28,300 323
Patterson-UTI Energy  57,400 409
Solaris Oilfield Infrastructure, Class A  34,200 420
TechnipFMC 85,456 660
TETRA Technologies (1) 25,000 60
Transocean (1)(2) 146,400 520
6,828
Oil, Gas & Consumable Fuels 1.6%
Adams Resources & Energy  2,500 70
Antero Midstream  73,700 665
Antero Resources (1) 4,500 46
Bonanza Creek Energy (1) 12,600 450
Centrus Energy, Class A (1) 3,200 76
Cheniere Energy (1) 44,700 3,219
Cimarex Energy  23,472 1,394

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Clean Energy Fuels (1) 21,800 300
CNX Resources (1) 54,900 807
Contango Oil & Gas (1)(2) 44,100 172
Continental Resources (1) 9,900 256
CVR Energy  26,400 506
Denbury (1) 15,100 723
Dorian LPG (1) 16,200 213
EQT (1) 62,500 1,161
Equitrans Midstream  91,800 749
Gevo  (1)(2) 30,200 296
International Seaways  12,000 233
Magnolia Oil & Gas, Class A (1) 25,000 287
Matador Resources  22,900 537
Murphy Oil  51,000 837
Ovintiv 54,600 1,301
PDC Energy (1) 23,500 808
Range Resources (1) 51,000 527
Renewable Energy Group (1) 8,200 541
REX American Resources (1) 3,350 282
Ring Energy (1)(2) 175,600 406
SandRidge Energy (1) 42,100 165
Southwestern Energy (1) 153,100 712
Talos Energy (1) 41,600 501
Targa Resources  43,900 1,394
Texas Pacific Land (2) 1,190 1,891
Uranium Energy (1)(2) 114,400 327
World Fuel Services  25,000 880
22,732
Total Energy 29,560
FINANCIALS 13.6%
Banks 5.1%
1st Source  8,652 412
Ameris Bancorp  9,100 478
Arrow Financial  4,655 155
Associated Banc-Corp  33,227 709
Atlantic Capital Bancshares (1) 2,379 57
Atlantic Union Bankshares 19,229 738
Banc of California  11,100 201
BancFirst 6,900 488
Bancorp (1) 15,900 329
BancorpSouth Bank  17,675 574
Bank of Hawaii  12,366 1,107
Bank OZK  19,400 792
BankUnited 28,218 1,240

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Banner  5,371 286
Berkshire Hills Bancorp  29,000 647
BOK Financial  5,160 461
Boston Private Financial Holdings  33,500 446
Brookline Bancorp  30,529 458
Cadence BanCorp 13,600 282
Cambridge Bancorp  2,000 169
Camden National  7,000 335
Cathay General Bancorp  7,556 308
Century Bancorp, Class A  3,450 322
CIT Group  17,000 876
City Holding  5,950 487
Columbia Banking System  13,850 597
Commerce Bancshares  18,770 1,438
Community Bank System  9,828 754
Community Trust Bancorp  10,472 461
ConnectOne Bancorp  13,883 352
Cullen  10,550 1,147
CVB Financial  24,406 539
East West Bancorp  33,700 2,487
Eastern Bankshares 39,900 770
First Bancorp North Carolina  10,375 451
First BanCorp Puerto Rico  27,200 306
First Busey 27,791 713
First Citizens BancShares , Class A  1,370 1,145
First Commonwealth Financial  40,700 585
First Community Bankshares 9,200 276
First Financial  7,650 344
First Financial Bancorp  14,800 355
First Financial Bankshares 26,576 1,242
First Hawaiian  23,800 651
First Horizon  108,206 1,830
First Merchants  18,413 856
First Midwest Bancorp  42,993 942
First United  4,211 74
Flushing Financial  21,725 461
FNB  33,232 422
Fulton Financial  42,102 717
German American Bancorp  7,533 348
Glacier Bancorp  16,212 925
Great Southern Bancorp  5,500 312
Great Western Bancorp  15,300 463
Hancock Whitney  10,000 420
Hilltop Holdings  16,798 573
Home BancShares 35,076 949
Hope Bancorp  25,700 387

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Independent Bank  7,750 652
Independent Bank Group  4,200 303
International Bancshares  9,002 418
Investors Bancorp  28,200 414
Macatawa Bank  17,200 171
MVB Financial  2,100 71
National Bank Holdings, Class A  15,000 595
NBT Bancorp  14,480 578
Nicolet Bankshares  (1) 3,400 284
Northrim BanCorp 9,825 418
OceanFirst Financial  19,900 476
OFG Bancorp  16,400 371
Old National Bancorp  26,630 515
Pacific Premier Bancorp  15,900 691
PacWest Bancorp  19,712 752
Park National  2,440 315
Peapack -Gladstone Financial  15,057 465
Peoples Bancorp  11,850 393
Pinnacle Financial Partners  14,749 1,308
Popular  21,530 1,514
Preferred Bank  6,259 399
Premier Financial Bancorp  10,262 191
Prosperity Bancshares  16,860 1,263
Renasant 11,852 490
S&T Bancorp  17,100 573
Sandy Spring Bancorp  11,930 518
Seacoast Banking (1) 21,539 781
ServisFirst Bancshares  8,300 509
Signature Bank  12,900 2,917
Silvergate Capital, Class A (1) 4,500 640
Simmons First National, Class A  15,510 460
South State  13,548 1,064
Southside Bancshares  12,690 489
Sterling Bancorp  49,395 1,137
Stock Yards Bancorp  7,981 408
Synovus Financial  24,057 1,101
TCF Financial  28,745 1,335
Texas Capital Bancshares (1) 9,000 638
Tompkins Financial  4,517 374
Towne Bank  21,600 657
TriCo Bancshares  7,300 346
Trustmark  13,000 438
UMB Financial  7,312 675
Umpqua Holdings  27,902 490
United Bankshares 28,400 1,096
United Community Banks  18,596 635

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Univest Financial  11,000 314
Valley National Bancorp  53,400 734
Veritex Holdings  9,000 294
Washington Trust Bancorp  4,500 232
Webster Financial  21,910 1,207
WesBanco 21,842 788
West BanCorp 12,900 311
Westamerica BanCorp 9,546 599
Western Alliance Bancorp  23,719 2,240
Wintrust Financial  5,400 409
74,105
Capital Markets 2.9%
Affiliated Managers Group  8,100 1,207
Apollo Global Management (2) 44,700 2,101
Ares Management, Class A  19,800 1,109
Artisan Partners Asset Management, Class A  6,900 360
BGC Partners, Class A  49,400 239
Blackstone Group  129,400 9,644
Carlyle Group  24,900 915
Cohen (1) 6,700 159
Cohen & Steers  7,000 457
Cowen, Class A  16,424 577
Donnelley Financial Solutions (1) 23,375 651
Evercore , Class A  7,500 988
FactSet Research Systems  7,100 2,191
Federated Hermes  13,100 410
Focus Financial Partners, Class A (1) 5,800 241
Hamilton Lane, Class A  5,200 461
Houlihan Lokey 8,415 560
Interactive Brokers Group, Class A  16,200 1,183
Janus Henderson Group  28,928 901
KKR  110,907 5,418
Lazard, Class A  24,500 1,066
LPL Financial Holdings  14,100 2,005
Moelis , Class A  8,800 483
Morningstar  4,100 923
Open Lending, Class A (1) 16,600 588
Piper Sandler  5,950 652
PJT Partners, Class A  4,800 325
Safeguard Scientifics (1) 5,400 37
SEI Investments  25,456 1,551
StepStone Group, Class A  3,577 126
Stifel Financial  17,229 1,104
StoneX Group (1) 5,681 371
Tradeweb Markets, Class A  17,308 1,281

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Global Investors, Class A  56,500 394
Virtu Financial, Class A  17,596 546
Virtus Investment Partners  3,134 738
Waddell & Reed Financial, Class A  21,740 545
42,507
Consumer Finance 0.7%
Ally Financial  72,025 3,256
Credit Acceptance (1)(2) 2,400 865
Encore Capital Group (1) 6,700 270
Enova International (1) 11,139 395
EZCORP, Class A (1) 52,900 263
FirstCash 8,938 587
Green Dot, Class A (1) 13,600 623
LendingTree  (1)(2) 825 176
Navient 17,600 252
Nelnet, Class A  4,322 314
OneMain Holdings  13,800 741
PRA Group (1) 16,350 606
PROG Holdings  15,135 655
Santander Consumer USA Holdings  13,200 357
SLM  74,700 1,342
10,702
Diversified Financial Services 0.4%
Cannae Holdings (1) 15,800 626
Equitable Holdings  79,962 2,608
FlexShopper  (1) 13,300 34
Jefferies Financial Group  44,347 1,335
Newstar Financial, CVR (1)(3) 6,000 1
Voya Financial  29,300 1,865
6,469
Insurance 2.7%
Alleghany (1) 2,918 1,828
Ambac Financial Group (1) 27,500 460
American Equity Investment Life Holding  15,600 492
American Financial Group  13,010 1,484
American National Group  3,100 334
Arch Capital Group (1) 85,000 3,261
Argo Group International Holdings  9,422 474
Assured Guaranty  18,600 786
Athene Holding, Class A (1) 21,400 1,079
Axis Capital Holdings  22,373 1,109
Brighthouse Financial (1) 14,900 659
Brown & Brown  47,100 2,153
BRP Group, Class A (1) 15,400 420

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Citizens (1)(2) 20,733 120
CNA Financial  7,900 353
CNO Financial Group  18,700 454
eHealth (1) 4,318 314
Enstar Group (1) 2,600 642
Erie Indemnity, Class A  3,607 797
FBL Financial Group, Class A  4,342 243
Fidelity National Financial  55,831 2,270
First American Financial  23,730 1,344
Genworth Financial, Class A (1) 134,800 448
Goosehead Insurance, Class A  3,500 375
Hanover Insurance Group  7,820 1,012
Horace Mann Educators  7,210 312
James River Group Holdings  7,500 342
Kemper  14,250 1,136
Kinsale Capital Group  1,918 316
Lemonade (1)(2) 2,200 205
Markel (1) 2,644 3,013
MBIA (1) 40,800 393
Mercury General  4,000 243
National Western Life Group, Class A  1,210 301
Old Republic International  43,993 961
Palomar Holdings (1) 4,100 275
Primerica  8,600 1,271
ProAssurance 15,240 408
Reinsurance Group of America  12,620 1,591
RenaissanceRe Holdings  10,895 1,746
RLI  3,800 424
Safety Insurance Group  5,915 498
Selective Insurance Group  13,900 1,008
Selectquote  (1) 5,300 156
State Auto Financial  24,470 482
Stewart Information Services  5,080 264
Trupanion  (1) 3,800 290
United Fire Group  15,200 529
White Mountains Insurance Group  648 723
39,798
Mortgage Real Estate Investment Trusts 0.9%
ACRES Commercial Realty, REIT (1) 15,332 224
AGNC Investment, REIT  88,074 1,476
Annaly Capital Management, REIT  256,820 2,209
Apollo Commercial Real Estate Finance, REIT  24,600 344
Arbor Realty Trust, REIT (2) 17,800 283
Ares Commercial Real Estate, REIT  35,000 480
Arlington Asset Investment, Class A, REIT (1) 11,600 47

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
ARMOUR Residential, REIT  20,500 250
Blackstone Mortgage Trust, Class A, REIT (2) 22,200 688
Cherry Hill Mortgage Investment, REIT (2) 17,862 167
Chimera Investment, REIT  29,800 378
Colony Credit Real Estate, REIT  29,600 252
Dynex Capital, REIT  23,099 437
Hannon Armstrong Sustainable Infrastructure Capital, REIT (2) 14,485 813
Invesco Mortgage Capital, REIT (2) 119,000 477
Ladder Capital, REIT  31,300 369
MFA Financial, REIT  91,800 374
New Residential Investment, REIT  68,750 773
PennyMac Mortgage Investment Trust, REIT  23,800 466
Ready Capital, REIT  8,636 116
Redwood Trust, REIT  57,700 601
Starwood Property Trust, REIT  45,300 1,121
TPG RE Finance Trust, REIT  23,200 260
Two Harbors Investment, REIT  52,800 387
12,992
Thrifts & Mortgage Finance 0.9%
Axos Financial (1) 8,400 395
Capitol Federal Financial  20,644 273
Essent Group  21,400 1,016
Federal Agricultural Mortgage, Class C  1,700 171
Flagstar Bancorp  6,400 289
HomeStreet 13,200 582
Kearny Financial  24,737 299
Meridian Bancorp  30,065 554
MGIC Investment  63,500 879
Mr Cooper Group (1) 15,885 552
New York Community Bancorp  84,237 1,063
NMI Holdings, Class A (1) 18,600 440
Northwest Bancshares  40,279 582
Ocwen Financial (1) 7,362 209
PennyMac Financial Services  6,865 459
Provident Financial Services  17,118 381
Radian Group  45,858 1,066
Rocket, Class A  22,500 520
TFS Financial  8,800 179
TrustCo Bank  57,250 422
Walker & Dunlop  6,900 709
Washington Federal  29,568 911
Western New England Bancorp  10,100 85
WSFS Financial  8,550 426
12,462

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Total Financials 199,035
HEALTH CARE 15.1%
Biotechnology 6.3%
ACADIA Pharmaceuticals (1) 25,800 666
Acceleron Pharma (1) 10,700 1,451
Adamas Pharmaceuticals (1)(2) 63,700 306
Adverum Biotechnologies (1) 21,100 208
Agios Pharmaceuticals (1) 15,400 795
Alector  (1) 13,300 268
Aligos Therapeutics (1) 2,800 64
Alkermes  (1) 31,500 588
Allakos  (1) 5,955 684
Allogene Therapeutics (1)(2) 15,400 544
Alnylam Pharmaceuticals (1) 22,300 3,149
Altimmune  (1)(2) 28,600 404
ALX Oncology Holdings (1) 3,300 243
Amicus Therapeutics (1) 54,800 541
Annexon  (1) 2,100 58
Apellis Pharmaceuticals (1) 14,100 605
AquaBounty Technologies (1) 45,617 306
Arcturus Therapeutics Holdings (1)(2) 4,500 186
Arcus Biosciences (1) 10,000 281
Arcutis Biotherapeutics  (1) 6,700 194
Arena Pharmaceuticals (1) 14,100 978
Arrowhead Pharmaceuticals (1) 23,200 1,538
Atara Biotherapeutics  (1) 15,000 215
Athersys  (1)(2) 79,200 143
Atreca , Class A (1)(2) 8,800 135
Beam Therapeutics (1)(2) 5,600 448
BioCryst Pharmaceuticals (1) 40,300 410
Biohaven Pharmaceutical Holding (1) 11,529 788
BioMarin Pharmaceutical (1) 34,690 2,619
Bioxcel Therapeutics (1)(2) 3,900 168
Bluebird Bio (1) 15,200 458
Blueprint Medicines (1) 12,700 1,235
Bridgebio Pharma (1)(2) 19,025 1,172
Calyxt  (1)(2) 37,300 225
CareDx  (1) 11,400 776
CASI Pharmaceuticals (1) 87,500 210
Catabasis Pharmaceuticals (1)(2) 71,800 208
CEL-SCI (1)(2) 29,800 453
ChemoCentryx  (1) 10,500 538
Clovis Oncology (1)(2) 41,650 292
Coherus Biosciences (1) 16,400 240
Constellation Pharmaceuticals (1) 8,800 206

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Cymabay Therapeutics (1)(2) 18,600 84
Cytokinetics (1) 15,700 365
Deciphera Pharmaceuticals (1) 9,700 435
Denali Therapeutics (1) 15,700 896
Dicerna Pharmaceuticals (1) 16,600 424
Dynavax Technologies (1)(2) 42,700 420
Editas Medicine (1)(2) 14,300 601
Emergent BioSolutions  (1) 8,800 818
Epizyme  (1)(2) 20,700 180
Esperion Therapeutics (1)(2) 9,900 278
Exact Sciences (1) 33,600 4,428
Exelixis  (1) 62,690 1,416
Fate Therapeutics (1) 15,500 1,278
FibroGen  (1) 17,500 607
Five Prime Therapeutics (1) 17,600 663
Flexion Therapeutics (1)(2) 15,400 138
Frequency Therapeutics (1)(2) 6,800 65
G1 Therapeutics (1)(2) 11,100 267
Generation Bio (1) 5,700 162
Global Blood Therapeutics (1) 16,200 660
Halozyme Therapeutics (1) 28,900 1,205
Heat Biologics (1) 38,270 279
Heron Therapeutics (1)(2) 27,300 443
Idera Pharmaceuticals (1)(2) 16,300 21
IGM Biosciences (1)(2) 2,200 169
ImmunityBio  (1)(2) 13,700 325
ImmunoGen  (1) 48,000 389
Immunovant  (1) 9,800 157
Inovio Pharmaceuticals (1)(2) 43,400 403
Insmed  (1) 29,421 1,002
Intellia Therapeutics (1) 13,400 1,075
Invitae  (1)(2) 35,000 1,337
Ionis Pharmaceuticals (1) 30,680 1,379
Iovance Biotherapeutics  (1) 28,688 908
Ironwood Pharmaceuticals (1) 42,800 479
IVERIC bio (1) 29,300 181
Karuna Therapeutics (1) 4,600 553
Karyopharm Therapeutics (1)(2) 18,300 193
Kodiak Sciences (1) 6,400 726
Kura Oncology (1) 13,200 373
Lexicon Pharmaceuticals (1) 39,142 230
Ligand Pharmaceuticals (1) 3,486 531
Lineage Cell Therapeutics (1)(2) 43,800 103
MacroGenics  (1) 14,300 455
MannKind  (1)(2) 50,000 196
Matinas BioPharma Holdings (1)(2) 169,800 178

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
MediciNova  (1)(2) 22,400 113
Merrimack Pharmaceuticals (1) 10,500 66
Mersana Therapeutics (1) 15,500 251
MiMedx Group (1)(2) 51,300 528
Minerva Neurosciences (1) 56,300 164
Mirati Therapeutics (1) 9,127 1,563
Moderna  (1) 58,000 7,595
Myriad Genetics (1) 12,680 386
Natera  (1) 16,300 1,655
Neoleukin Therapeutics (1)(2) 14,000 172
Neurocrine Biosciences (1) 18,700 1,819
Nkarta  (1) 4,800 158
Novavax  (1) 13,250 2,402
Nurix Therapeutics (1)(2) 6,000 187
OncoSec Medical (1) 11,400 54
OPKO Health (1)(2) 126,186 541
Ovid therapeutics (1)(2) 27,500 111
Prelude Therapeutics (1) 3,500 152
Prothena  (1) 2,290 58
PTC Therapeutics (1) 17,400 824
Qualigen Therapeutics (1)(2) 81,700 221
Radius Health (1) 12,000 250
REGENXBIO (1) 8,900 304
Relay Therapeutics (1) 7,200 249
Replimune Group (1) 9,100 278
REVOLUTION Medicines (1)(2) 9,000 413
Rhythm Pharmaceuticals (1) 9,300 198
Rigel Pharmaceuticals (1) 32,400 111
Rocket Pharmaceuticals (1) 16,699 741
Sage Therapeutics (1) 10,900 816
Sangamo Therapeutics (1) 33,100 415
Sarepta Therapeutics (1) 17,116 1,276
Scholar Rock Holding (1) 7,400 375
Seagen  (1) 26,620 3,696
SELLAS Life Sciences Group (1)(2) 27,100 231
Sensei Biotherapeutics  (1) 4,700 68
Seres Therapeutics (1) 14,400 297
Sorrento Therapeutics (1)(2) 42,787 354
Spectrum Pharmaceuticals (1) 100,700 328
SpringWorks Therapeutics (1) 5,700 419
Stoke Therapeutics (1) 4,200 163
TG Therapeutics (1) 25,100 1,210
Translate Bio (1)(2) 15,000 247
Turning Point Therapeutics (1) 8,600 813
Twist Bioscience (1) 8,500 1,053
Ultragenyx Pharmaceutical (1) 12,900 1,469

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
uniQure  (1) 9,400 317
United Therapeutics (1) 8,600 1,439
Vaxart  (1) 35,100 212
VBI Vaccines (1)(2) 56,500 176
Veracyte  (1) 12,700 683
Vericel  (1)(2) 9,000 500
Vir Biotechnology (1)(2) 13,500 692
VistaGen Therapeutics (1)(2) 39,500 84
Voyager Therapeutics (1)(2) 42,000 198
XBiotech  (1) 6,900 118
Xencor  (1) 20,600 887
XOMA (1)(2) 10,934 446
93,017
Health Care Equipment & Supplies 2.5%
AngioDynamics  (1) 12,000 281
Antares Pharma (1) 16,200 67
Asensus Surgical (1) 82,500 268
AtriCure  (1) 9,700 636
Avanos Medical (1) 10,042 439
Axonics Modulation Technologies (1) 5,100 305
BioSig Technologies (1)(2) 30,200 130
Cantel Medical (1) 6,900 551
Cardiovascular Systems (1) 12,100 464
ClearPoint Neuro (1)(2) 8,400 178
Co-Diagnostics (1)(2) 16,700 159
CONMED  5,550 725
CryoLife  (1) 7,550 170
CryoPort  (1) 7,800 406
Envista Holdings (1) 30,000 1,224
GenMark Diagnostics (1) 21,800 521
Glaukos  (1) 8,500 713
Globus Medical, Class A (1) 18,700 1,153
Haemonetics  (1) 9,100 1,010
Heska  (1) 2,900 489
Hill-Rom Holdings  12,250 1,353
ICU Medical (1) 3,800 781
Inogen  (1) 6,700 352
Insulet  (1) 12,600 3,288
Integer Holdings (1) 6,250 576
Integra LifeSciences Holdings (1) 11,600 801
Invacare  18,600 149
iRhythm Technologies (1) 5,651 785
Lantheus Holdings (1) 3,700 79
LeMaitre Vascular  11,600 566
LivaNova  (1) 8,900 656

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Lucira Health (1) 4,500 54
Masimo  (1) 9,700 2,228
Meridian Bioscience (1) 7,575 199
Merit Medical Systems (1) 10,106 605
Mesa Laboratories  1,900 463
Milestone Scientific (1) 17,200 61
Neogen  (1) 10,266 913
Neuronetics  (1) 5,600 69
Nevro  (1) 8,546 1,192
Novocure  (1) 16,500 2,181
NuVasive  (1) 10,600 695
OraSure Technologies (1) 21,175 247
OrthoPediatrics  (1) 5,300 258
Penumbra (1) 7,300 1,975
Pulse Biosciences (1)(2) 12,600 298
Quidel  (1) 7,800 998
Repro-Med Systems (1)(2) 14,100 50
Rockwell Medical (1)(2) 238,890 277
SeaSpine Holdings (1) 11,897 207
Senseonics Holdings (1) 58,900 155
Shockwave Medical (1) 5,900 769
Silk Road Medical (1) 6,000 304
SmileDirectClub  (1)(2) 15,500 160
STAAR Surgical (1) 8,800 928
Surgalign Holdings (1) 118,800 259
Surmodics  (1) 7,850 440
Tactile Systems Technology (1) 3,850 210
Talis Biomedical (1) 4,300 55
Tandem Diabetes Care (1) 11,800 1,041
Vapotherm  (1)(2) 9,600 231
Xtant Medical Holdings (1) 27,900 66
36,863
Health Care Providers & Services 1.8%
1Life Healthcare (1) 13,400 524
Acadia Healthcare (1) 17,500 1,000
AdaptHealth  (1) 8,800 323
Addus HomeCare  (1) 2,300 241
Amedisys  (1) 7,000 1,854
AMN Healthcare Services (1) 10,905 804
Apria (1) 3,000 84
Brookdale Senior Living (1) 27,100 164
Castle Biosciences (1) 3,600 246
Chemed  3,300 1,517
Community Health Systems (1) 35,900 485
CorVel  (1) 3,650 374

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Covetrus  (1) 22,101 662
Encompass Health  16,000 1,310
Ensign Group  11,600 1,089
Five Star Senior Living (1) 9,500 58
Fulgent Genetics (1)(2) 2,200 213
Guardant Health (1) 16,000 2,442
HealthEquity  (1) 15,700 1,068
LHC Group (1) 6,800 1,300
Magellan Health (1) 3,700 345
MEDNAX (1) 10,900 278
ModivCare  (1) 2,800 415
Molina Healthcare (1) 12,000 2,805
National HealthCare  3,300 257
National Research  5,800 272
Option Care Health (1) 23,600 419
Owens & Minor  13,800 519
Patterson  19,819 633
Pennant Group (1) 5,950 272
Premier, Class A  10,800 366
Progyny  (1) 9,600 427
R1 RCM (1) 22,400 553
RadNet  (1) 14,700 320
Select Medical Holdings (1) 21,700 740
Surgery Partners (1) 5,900 261
Tenet Healthcare (1) 24,200 1,258
Tivity Health (1) 12,900 288
U.S. Physical Therapy  3,200 333
26,519
Health Care Technology 1.4%
Allscripts Healthcare Solutions (1) 27,100 407
American Well, Class A (1) 11,200 195
Castlight Health, Class B (1) 65,400 99
Change Healthcare (1) 46,865 1,036
Evolent Health, Class A (1) 20,300 410
GoodRx Holdings, Class A (1)(2) 7,500 293
Health Catalyst (1) 7,300 341
HealthStream  (1) 20,900 467
HMS Holdings (1) 22,400 828
Inovalon Holdings, Class A (1) 13,200 380
Inspire Medical Systems (1) 5,200 1,076
MTBC (1)(2) 46,200 384
Multiplan (1)(2) 45,600 253
NextGen Healthcare (1) 25,000 452
Omnicell  (1) 10,520 1,366
Phreesia  (1) 5,700 297

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Schrodinger (1)(2) 6,600 503
Simulations Plus (2) 2,200 139
Tabula Rasa HealthCare (1)(2) 6,900 318
Teladoc Health (1) 24,912 4,528
Veeva Systems, Class A (1) 25,300 6,609
Vocera Communications (1)(2) 9,400 362
20,743
Life Sciences Tools & Services 1.7%
10X Genomics, Class A (1) 14,000 2,534
Adaptive Biotechnologies (1) 16,100 648
Avantor  (1) 103,473 2,993
Berkeley Lights (1) 6,700 337
Bionano Genomics (1)(2) 33,400 270
Bio- Techne 7,400 2,826
Bruker  27,550 1,771
Charles River Laboratories International (1) 9,300 2,695
Fluidigm  (1)(2) 34,200 155
Inotiv  (1) 9,500 190
Luminex 14,100 450
Medpace Holdings (1) 7,400 1,214
NanoString Technologies (1) 9,700 637
NeoGenomics  (1) 27,400 1,321
Pacific Biosciences of California (1) 38,300 1,276
PPD (1) 23,677 896
PRA Health Sciences (1) 12,300 1,886
Quanterix  (1) 5,200 304
Repligen  (1) 10,200 1,983
Syneos Health (1) 16,200 1,229
25,615
Pharmaceuticals 1.4%
AcelRx Pharmaceuticals (1) 95,700 163
Aclaris Therapeutics (1) 15,600 393
Aerie Pharmaceuticals (1)(2) 14,900 266
Aerpio Pharmaceuticals (1)(2) 253,700 327
Agile Therapeutics (1)(2) 40,600 85
Angion Biomedica  (1) 3,600 65
Arvinas  (1) 8,817 583
Axsome Therapeutics (1) 6,200 351
Cara Therapeutics (1) 11,900 258
Cassava Sciences (1) 7,400 333
Collegium Pharmaceutical (1) 18,600 441
Corcept Therapeutics (1) 22,200 528
CorMedix  (1) 14,300 143
Durect  (1) 128,200 254
Elanco Animal Health (1) 88,084 2,594

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Endo International (1) 45,900 340
Evolus  (1) 40,300 524
Harrow Health (1)(2) 10,700 72
Horizon Therapeutics (1) 42,100 3,875
Innoviva  (1) 39,600 473
Intra-Cellular Therapies (1) 17,600 597
Jaguar Health (1)(2) 73,000 131
Jazz Pharmaceuticals (1) 9,700 1,594
Lannett  (1) 12,200 64
Nektar Therapeutics (1) 42,160 843
Ocular Therapeutix  (1) 19,800 325
Omeros  (1)(2) 17,000 303
Otonomy  (1) 21,700 55
Pacira BioSciences  (1) 7,100 498
Phibro Animal Health, Class A  9,600 234
Prestige Consumer Healthcare (1) 12,000 529
Reata Pharmaceuticals, Class A (1)(2) 5,100 509
Relmada Therapeutics (1)(2) 4,500 159
Revance Therapeutics (1)(2) 12,000 335
Royalty Pharma, Class A  17,300 755
Strongbridge Biopharma (1) 36,100 100
TEVA Pharm, Rights, 2/20/23 (1)(2)(3) 81,200 —
Theravance Biopharma (1)(2) 13,200 269
VYNE Therapeutics (1)(2) 10,850 74
WaVe Life Sciences (1) 17,300 97
Xeris Pharmaceuticals (1)(2) 16,000 72
Zogenix  (1)(2) 18,700 365
Zomedica  (1)(2) 192,800 305
20,281
Total Health Care 223,038
INDUSTRIALS & BUSINESS SERVICES 13.7%
Aerospace & Defense 1.0%
Aerojet Rocketdyne Holdings  16,010 752
AeroVironment  (1) 5,200 604
Axon Enterprise (1) 11,579 1,649
BWX Technologies  19,437 1,282
Cubic  5,000 373
Curtiss-Wright  7,600 901
Ducommun (1) 2,900 174
HEICO  8,771 1,103
HEICO, Class A  13,225 1,502
Hexcel (1) 18,200 1,019
Kaman  6,361 326
Maxar Technologies  9,800 371

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Mercury Systems (1) 10,300 728
Moog, Class A  5,630 468
National Presto Industries  2,100 214
Park Aerospace  11,500 152
Spirit AeroSystems Holdings, Class A  16,700 812
Triumph Group (1) 36,100 664
Vectrus  (1) 7,944 425
Virgin Galactic Holdings (1)(2) 23,600 723
14,242
Air Freight & Logistics 0.3%
Air Transport Services Group (1) 11,300 331
Forward Air  3,900 346
Hub Group, Class A (1) 6,400 431
XPO Logistics (1) 20,600 2,540
3,648
Airlines 0.3%
Allegiant Travel (1) 2,000 488
JetBlue Airways (1) 59,600 1,212
Mesa Air Group (1) 20,100 270
SkyWest  16,230 884
Spirit Airlines (1) 24,700 912
3,766
Building Products 1.2%
AAON  7,090 496
Advanced Drainage Systems  9,291 961
Apogee Enterprises  7,700 315
Armstrong Flooring (1) 37,600 184
Armstrong World Industries  8,300 748
AZEK (1) 22,500 946
Builders FirstSource  (1) 36,918 1,712
Cornerstone Building Brands (1) 24,400 342
CSW Industrials  2,400 324
Gibraltar Industries (1) 6,800 622
Griffon  11,900 323
JELD-WEN Holding (1) 10,000 277
Lennox International  6,990 2,178
Masonite International (1) 5,300 611
Owens Corning  21,700 1,998
PGT Innovations (1) 19,800 500
Resideo Technologies (1) 37,344 1,055
Simpson Manufacturing  7,800 809
Trex  (1) 23,700 2,170
UFP Industries  11,170 847
17,418

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Commercial Services & Supplies 1.0%
ABM Industries  12,150 620
ACCO Brands  21,900 185
ADT  47,800 403
Aqua Metals (1)(2) 15,900 64
Brady, Class A  11,200 599
Brink's  9,449 749
Casella Waste Systems, Class A (1) 8,675 551
Cimpress  (1) 3,800 381
Clean Harbors (1) 11,200 941
CoreCivic 16,296 148
Covanta Holding  33,204 460
Deluxe  5,600 235
Ennis  19,057 407
Harsco (1) 13,160 226
Healthcare Services Group  15,250 427
Herman Miller  12,550 516
HNI  6,580 260
IAA (1) 24,500 1,351
Interface  8,600 107
KAR Auction Services  20,700 311
Kimball International, Class B  28,590 400
Knoll  13,300 220
Matthews International, Class A  7,700 305
MSA Safety  7,000 1,050
Pitney Bowes  39,800 328
Quad/Graphics (1) 16,700 59
Steelcase, Class A  14,559 210
Stericycle (1) 15,600 1,053
Tetra Tech  9,250 1,255
UniFirst 2,500 559
Viad 7,725 323
14,703
Construction & Engineering 0.8%
AECOM (1) 28,222 1,809
Aegion  (1) 7,350 211
Ameresco , Class A (1) 2,900 141
API Group (1) 26,000 538
Arcosa 9,352 609
Comfort Systems USA  8,706 651
Construction Partners, Class A (1) 6,100 182
Dycom Industries (1) 5,363 498
EMCOR Group  8,960 1,005
Fluor (1) 21,700 501
Granite Construction  13,525 544

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
MasTec  (1) 11,850 1,110
Matrix Service (1) 28,500 374
MYR Group (1) 6,400 459
Primoris Services  11,600 384
Sterling Construction (1) 19,900 462
Valmont Industries  3,700 879
WillScot Mobile Mini Holdings (1) 42,937 1,192
11,549
Electrical Equipment 1.4%
Acuity Brands  6,300 1,039
Array Technologies (1) 19,000 567
Atkore  (1) 11,800 848
AZZ  8,400 423
Bloom Energy, Class A (1)(2) 24,900 674
Encore Wire  7,100 477
Energous  (1)(2) 45,300 184
EnerSys 8,800 799
FuelCell Energy (1) 79,900 1,151
GrafTech International  17,700 216
Hubbell  10,633 1,987
LSI Industries  15,525 132
nVent Electric  33,100 924
Orion Energy Systems (1)(2) 35,100 244
Plug Power (1) 94,300 3,380
Regal Beloit  7,600 1,084
Sensata Technologies Holding (1) 26,000 1,507
Shoals Technologies Group, Class A (1) 17,700 616
Sunrun  (1) 29,805 1,803
Sunworks  (1)(2) 19,800 291
Thermon Group Holdings (1) 23,300 454
TPI Composites (1) 5,600 316
Vertiv Holdings  41,100 822
Vicor  (1) 4,400 374
20,312
Industrial Conglomerates 0.1%
Carlisle  10,920 1,797
1,797
Machinery 2.9%
AGCO  12,250 1,760
Alamo Group  2,900 453
Albany International, Class A  6,303 526
Allison Transmission Holdings  21,600 882
Altra Industrial Motion  15,100 835
Astec Industries  4,900 370

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Barnes Group  8,000 396
Chart Industries (1) 7,800 1,110
Colfax (1) 21,300 933
Commercial Vehicle Group (1) 27,200 262
Crane  7,441 699
Donaldson  23,442 1,363
Douglas Dynamics  8,300 383
EnPro Industries  5,850 499
ESCO Technologies  8,540 930
Evoqua Water Technologies (1) 20,500 539
Federal Signal  11,700 448
Flowserve  14,500 563
Franklin Electric  6,600 521
Graco 33,054 2,367
Greenbrier  8,300 392
Helios Technologies  6,000 437
Hillenbrand  16,800 802
Hurco 5,900 208
Hyster -Yale Materials Handling  2,300 200
ITT  13,500 1,227
John Bean Technologies  6,272 836
Kennametal  15,900 636
Lincoln Electric Holdings  10,780 1,325
Meritor (1) 16,900 497
Middleby  (1) 11,293 1,872
Mueller Industries  15,700 649
Mueller Water Products, Class A  48,043 667
Navistar International (1)(2) 11,700 515
NN (1) 33,200 235
Nordson 10,220 2,031
Oshkosh  12,200 1,448
Park-Ohio Holdings  3,800 120
Proto Labs (1) 7,200 877
RBC Bearings (1) 5,000 984
Rexnord  20,800 979
Shyft Group  16,600 618
SPX (1) 12,905 752
SPX FLOW  7,405 469
Tennant  4,700 375
Terex  17,100 788
Timken  12,650 1,027
Titan International  61,950 575
Toro  21,720 2,240
TriMas  (1) 7,800 237
Trinity Industries  23,058 657
Wabash National  25,800 485

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Watts Water Technologies, Class A  4,550 541
Welbilt  (1) 28,500 463
Woodward  8,500 1,025
43,028
Marine 0.1%
Kirby (1) 10,400 627
Matson  12,750 850
SEACOR Holdings (1) 10,650 434
1,911
Professional Services 1.9%
ASGN (1) 8,950 854
BGSF  3,400 48
Booz Allen Hamilton Holding  24,500 1,973
CACI International, Class A (1) 4,700 1,159
CBIZ (1) 11,750 384
Clarivate  (1) 50,891 1,343
CoreLogic 17,230 1,365
CoStar Group (1) 7,752 6,371
CRA International  5,050 377
Dun & Bradstreet Holdings (1)(2) 28,400 676
Exponent  9,700 945
Forrester Research (1) 5,200 221
FTI Consulting (1) 6,795 952
Heidrick & Struggles International  6,558 234
Hill International (1) 17,600 56
Huron Consulting Group (1) 4,700 237
ICF International  3,900 341
Insperity 7,700 645
KBR  21,200 814
Kforce 7,856 421
Korn Ferry  11,600 723
ManpowerGroup 9,742 963
ManTech International, Class A  3,901 339
Mastech Digital (1) 11,282 199
Rekor Systems (1) 8,200 164
Science Applications International  10,271 859
TransUnion  38,037 3,423
TriNet Group (1) 8,000 624
TrueBlue  (1) 17,200 379
Upwork  (1) 17,300 775
Willdan Group (1)(2) 1,700 70
27,934
Road & Rail 1.8%
AMERCO  1,600 980

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
ArcBest 6,300 443
Avis Budget Group (1) 10,900 791
Covenant Logistics Group (1) 6,100 126
Heartland Express  27,323 535
Knight-Swift Transportation Holdings  23,692 1,139
Landstar System  7,000 1,156
Lyft, Class A (1) 47,900 3,026
Marten Transport  8,800 149
Ryder System  8,875 671
Saia (1) 5,200 1,199
U.S. Xpress Enterprises, Class A (1) 27,700 326
Uber Technologies (1) 279,600 15,241
USA Truck (1) 24,200 463
Werner Enterprises  8,953 422
Yellow (1) 24,688 217
26,884
Trading Companies & Distributors 0.9%
Air Lease  23,600 1,156
Applied Industrial Technologies  7,262 662
Beacon Roofing Supply (1) 7,300 382
BlueLinx Holdings (1) 3,000 118
Boise Cascade  8,100 485
CAI International  2,000 91
GATX  8,250 765
GMS (1) 8,385 350
H&E Equipment Services  11,300 429
Herc Holdings (1) 6,055 614
Lawson Products (1) 3,900 202
McGrath RentCorp 4,300 347
MRC Global (1) 25,600 231
MSC Industrial Direct, Class A  6,900 622
NOW (1) 52,400 529
Rush Enterprises, Class A  10,800 538
SiteOne Landscape Supply (1) 10,600 1,810
Titan Machinery (1) 2,700 69
Triton International  7,900 435
Univar Solutions (1) 29,800 642
Watsco 5,800 1,512
WESCO International (1) 7,758 671
Willis Lease Finance (1) 5,700 248
12,908

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Transportation Infrastructure 0.0%
Macquarie Infrastructure  15,100 480
480
Total Industrials & Business Services 200,580
INFORMATION TECHNOLOGY 21.4%
Communications Equipment 0.7%
CalAmp  (1) 41,100 446
Calix (1) 9,800 340
Ciena  (1) 26,800 1,467
CommScope Holding (1) 32,900 505
Comtech Telecommunications  6,460 160
Digi International (1) 21,460 408
DZS (1) 4,000 62
EchoStar, Class A (1) 14,444 347
Infinera  (1)(2) 57,900 558
Inseego  (1)(2) 18,700 187
KVH Industries (1) 7,000 89
Lumentum Holdings (1) 13,260 1,211
NETGEAR (1) 8,600 353
NetScout Systems (1) 10,700 301
Plantronics (1) 14,550 566
Ribbon Communications (1) 37,800 310
Ubiquiti  2,400 716
Viasat  (1) 21,500 1,034
Viavi Solutions (1) 40,900 642
9,702
Electronic Equipment, Instruments & Components 1.7%
Airgain  (1) 5,700 121
Arlo Technologies (1) 44,152 277
Arrow Electronics (1) 12,075 1,338
Avnet  18,150 753
Badger Meter  4,400 409
Belden  9,163 407
Benchmark Electronics  12,200 377
Cognex 34,000 2,822
Coherent (1) 4,500 1,138
CTS  11,450 356
Dolby Laboratories, Class A  11,840 1,169
ePlus  (1) 4,400 438
Fabrinet  (1) 6,000 542
FARO Technologies (1) 4,800 416
II-VI (1) 19,662 1,344
Insight Enterprises (1) 8,950 854
Intellicheck  (1) 7,700 65

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Itron  (1) 7,600 674
Jabil  24,100 1,257
Kimball Electronics (1) 19,817 511
Knowles (1) 16,700 349
Littelfuse 4,539 1,200
Luna Innovations (1) 6,200 65
Methode Electronics  8,250 346
MicroVision  (1)(2) 26,600 493
National Instruments  29,625 1,279
nLight  (1) 7,700 249
Novanta  (1) 6,420 847
OSI Systems (1) 3,838 369
PC Connection  3,000 139
Plexus (1) 6,060 557
Powerfleet  (1) 15,900 131
Rogers (1) 3,750 706
Sanmina (1) 11,000 455
ScanSource  (1) 8,500 255
SYNNEX  6,600 758
TTM Technologies (1) 17,050 247
Vishay Intertechnology 23,778 573
Vishay Precision Group (1) 11,183 345
Vontier  (1) 24,200 733
25,364
IT Services 4.6%
Affirm Holdings (1) 5,300 375
Alliance Data Systems  9,600 1,076
BigCommerce Holdings, Series 1 (1) 2,100 121
Black Knight (1) 30,252 2,238
Cardtronics , Class A (1) 9,700 376
Concentrix (1) 8,900 1,333
Conduent  (1) 39,500 263
CSG Systems International  9,000 404
EPAM Systems (1) 10,900 4,324
Euronet Worldwide (1) 9,850 1,362
EVERTEC  15,800 588
ExlService Holdings (1) 6,300 568
Fastly , Class A (1)(2) 16,800 1,130
Genpact 33,100 1,417
GoDaddy , Class A (1) 31,600 2,453
Grid Dynamics Holdings (1) 4,500 72
Hackett Group  15,300 251
Innodata (1) 29,700 187
Kratos Defense & Security Solutions (1) 32,100 876
LiveRamp Holdings (1) 15,300 794

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Marathon Digital Holdings (1)(2) 7,400 355
MAXIMUS  11,100 988
MoneyGram International (1) 46,000 302
MongoDB (1) 9,561 2,557
NIC  13,100 445
Okta  (1) 24,363 5,370
Paysign  (1)(2) 22,100 97
Perficient  (1) 6,900 405
Perspecta 26,600 773
Repay Holdings (1) 14,900 350
Sabre  70,800 1,049
Shift4 Payments, Class A (1) 3,600 295
Snowflake, Class A (1) 11,200 2,568
Square, Class A (1) 75,667 17,180
Sykes Enterprises (1) 8,440 372
TTEC Holdings  4,190 421
Twilio , Class A (1) 30,700 10,461
Unisys (1) 16,100 409
Verra Mobility (1) 23,900 324
WEX (1) 8,300 1,737
WidePoint  (1)(2) 40,100 369
67,035
Semiconductors & Semiconductor Equipment 3.0%
ACM Research, Class A (1) 2,800 226
Advanced Energy Industries  5,750 628
Ambarella  (1) 6,100 612
Amkor Technology  20,420 484
Atomera  (1)(2) 16,700 409
Brooks Automation  15,300 1,249
Cirrus Logic (1) 12,540 1,063
CMC Materials  5,442 962
Cohu  (1) 13,700 573
Cree (1) 21,100 2,282
CyberOptics  (1) 15,500 403
Diodes (1) 10,250 818
DSP Group (1) 18,590 265
Entegris 25,377 2,837
First Solar (1) 18,700 1,633
FormFactor  (1) 11,100 501
Impinj  (1) 11,200 637
Inphi  (1) 10,600 1,891
Kopin  (1)(2) 33,800 355
Kulicke & Soffa Industries  11,900 584
Lattice Semiconductor (1) 27,700 1,247
MACOM Technology Solutions Holdings (1) 8,100 470

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Marvell Technology Group  129,703 6,353
MaxLinear  (1) 22,370 762
MKS Instruments  9,800 1,817
NVE  6,500 456
ON Semiconductor (1) 81,160 3,377
Onto Innovation (1) 8,800 578
PDF Solutions (1) 17,201 306
Photronics  (1) 23,960 308
Pixelworks  (1) 37,500 124
Power Integrations  11,000 896
Rambus (1) 18,400 358
Semtech  (1) 12,400 856
Silicon Laboratories (1) 8,800 1,241
SolarEdge Technologies (1) 10,600 3,047
SunPower  (1)(2) 13,900 465
Synaptics  (1) 5,975 809
Ultra Clean Holdings (1) 10,500 610
Universal Display  8,700 2,060
44,552
Software 10.9%
2U (1)(2) 13,500 516
8x8 (1) 18,300 594
ACI Worldwide (1) 22,800 868
Agilysys  (1) 7,852 377
Alarm.com Holdings (1) 7,650 661
Altair Engineering, Class A (1) 8,500 532
Alteryx , Class A (1) 11,191 928
Anaplan (1) 26,800 1,443
Appfolio , Class A (1) 3,494 494
Appian (1)(2) 8,900 1,183
Aspen Technology (1) 14,100 2,035
Asure Software (1) 32,700 250
Avalara (1) 16,723 2,231
Avaya Holdings (1) 14,500 406
Aware (1) 12,000 44
Benefitfocus  (1) 13,400 185
Bill.com Holdings (1) 14,100 2,052
Blackbaud  (1) 10,800 768
Blackline (1) 9,104 987
Bottomline Technologies (1) 9,700 439
Box, Class A (1) 40,500 930
CDK Global  21,700 1,173
Cerence  (1) 9,388 841
Ceridian HCM Holding (1) 26,225 2,210
Cloudera (1) 38,600 470

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Cloudflare , Class A (1) 35,600 2,501
CommVault Systems (1) 12,800 826
Cornerstone OnDemand  (1) 12,100 527
Coupa Software (1) 15,400 3,919
Crowdstrike Holdings, Class A (1) 36,260 6,618
Datadog , Class A (1) 39,200 3,267
Datto Holding (1) 2,600 60
Digital Turbine (1) 14,800 1,189
DocuSign (1) 36,900 7,470
Domo, Class B (1) 6,500 366
Dropbox, Class A (1) 56,060 1,495
Duck Creek Technologies (1) 5,928 268
Dynatrace  (1) 41,773 2,015
Elastic (1) 12,200 1,357
Envestnet  (1) 11,000 794
Everbridge  (1) 6,887 835
Fair Isaac (1) 5,585 2,715
FireEye (1) 42,400 830
Five9 (1) 12,100 1,892
fuboTV  (1)(2) 11,100 246
Guidewire Software (1) 16,900 1,718
HubSpot  (1) 8,950 4,065
InterDigital 6,060 384
J2 Global (1) 10,600 1,270
Jamf Holding (1) 7,000 247
LivePerson  (1) 15,100 796
Manhattan Associates (1) 12,740 1,495
Medallia  (1) 15,900 443
MicroStrategy , Class A (1)(2) 1,956 1,328
Mimecast (1) 10,700 430
Mitek Systems (1) 35,500 518
New Relic (1) 9,500 584
Nuance Communications (1)(2) 57,611 2,514
Nutanix , Class A (1) 37,100 985
PagerDuty  (1)(2) 11,300 455
Palantir Technologies, Class A (1)(2) 104,700 2,438
Palo Alto Networks (1) 17,950 5,781
Paylocity Holding (1) 7,800 1,403
Pegasystems 7,400 846
Ping Identity Holding (1) 7,400 162
Pluralsight , Class A (1) 17,900 400
Progress Software  7,900 348
Proofpoint  (1) 11,500 1,447
PROS Holdings (1) 11,900 506
PTC (1) 21,700 2,987
Q2 Holdings (1) 8,900 892

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Qualtrics International, Class A (1) 10,900 359
Qualys  (1) 6,100 639
Qumu  (1) 21,050 142
Rapid7 (1) 9,400 701
RealPage  (1) 17,538 1,529
RingCentral, Class A (1) 15,179 4,521
Riot Blockchain  (1)(2) 13,600 724
Sailpoint Technologies Holdings (1) 16,700 846
SharpSpring  (1) 5,900 94
ShotSpotter (1) 1,900 67
Slack Technologies, Class A (1) 98,800 4,014
Smartsheet , Class A (1) 21,350 1,365
SolarWinds  (1) 18,300 319
Splunk  (1) 30,600 4,146
Sprout Social, Class A (1) 5,600 323
SPS Commerce (1) 7,500 745
SS&C Technologies Holdings  44,600 3,116
SVMK (1) 22,300 409
Tenable Holdings (1) 12,900 467
Teradata (1) 22,651 873
Trade Desk, Class A (1) 8,140 5,304
Varonis Systems (1) 17,700 909
Verint Systems (1) 15,200 691
Veritone  (1) 9,600 230
Vertex, Class A (1)(2) 2,800 62
VirnetX Holding (2) 12,100 67
VMware, Class A (1) 15,647 2,354
Workday, Class A (1) 35,002 8,696
Workiva  (1) 7,400 653
Xperi Holding  26,800 583
Yext  (1)(2) 19,100 277
Zendesk  (1) 22,700 3,010
Zoom Video Communications, Class A (1) 41,200 13,237
Zscaler  (1) 13,957 2,396
160,117
Technology Hardware, Storage & Peripherals 0.5%
3D Systems (1) 27,350 751
Dell Technologies, Class C (1) 44,097 3,887
Diebold Nixdorf (1) 16,300 230
Immersion (1) 45,800 439
Intevac (1) 15,600 112
NCR (1) 22,300 846
Pure Storage, Class A (1) 47,400 1,021
Quantum (1) 37,800 315

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Xerox Holdings  17,400 422
8,023
Total Information Technology 314,793
MATERIALS 3.8%
Chemicals 1.7%
American Vanguard  12,766 261
Amyris  (1)(2) 32,000 611
Ashland Global Holdings  9,500 843
Avient 16,130 762
Axalta Coating Systems (1) 38,100 1,127
Balchem 6,100 765
Cabot  13,150 690
Chase  2,950 343
Chemours 33,900 946
Danimer Scientific (1)(2) 1,800 68
Element Solutions  45,600 834
Ferro (1) 25,160 424
FutureFuel 4,700 68
GCP Applied Technologies (1) 13,565 333
HB Fuller  10,040 632
Huntsman  37,200 1,073
Ingevity  (1) 7,100 536
Innospec 6,200 637
Koppers Holdings (1) 9,800 341
Livent  (1) 30,700 532
Minerals Technologies  7,710 581
NewMarket 1,500 570
Olin  19,130 726
PQ Group Holdings  12,600 210
Quaker Chemical  2,900 707
RPM International  27,400 2,517
Scotts Miracle- Gro 8,600 2,107
Sensient Technologies  7,680 599
Stepan 4,000 508
Tredegar  25,300 380
Trinseo 6,900 439
Tronox Holdings, Class A  15,300 280
Valvoline  48,787 1,272
Westlake Chemical  9,642 856
WR Grace  11,900 712
24,290
Construction Materials 0.1%
Eagle Materials  7,270 977
Summit Materials, Class A (1) 17,792 499

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Concrete (1) 9,600 704
2,180
Containers & Packaging 0.7%
AptarGroup  12,960 1,836
Berry Global Group (1) 23,600 1,449
Crown Holdings  25,750 2,499
Graphic Packaging Holding  43,513 790
Greif, Class A  5,900 336
Myers Industries  13,315 263
O-I Glass (1) 38,200 563
Silgan Holdings  14,640 615
Sonoco Products  18,587 1,177
9,528
Metals & Mining 1.1%
Alcoa (1) 31,400 1,020
Allegheny Technologies (1) 23,000 484
Alpha Metallurgical Resources (1) 4,600 58
Ampco -Pittsburgh (1) 21,600 146
Arconic  (1) 15,300 388
Carpenter Technology  8,700 358
Century Aluminum (1) 20,800 367
Cleveland-Cliffs  89,180 1,793
Coeur Mining (1) 42,600 385
Commercial Metals  20,800 642
Compass Minerals International  5,400 339
Gold Resource  85,200 225
Haynes International  11,800 350
Hecla Mining  129,400 736
Kaiser Aluminum  5,036 557
Materion 4,900 325
Olympic Steel  9,400 277
Reliance Steel & Aluminum  13,600 2,071
Royal Gold  12,650 1,361
Ryerson Holding (1) 5,900 101
Schnitzer Steel Industries, Class A  10,600 443
Steel Dynamics  36,628 1,859
SunCoke Energy  26,200 184
TimkenSteel  (1) 21,000 247
United States Steel  49,900 1,306
Worthington Industries  9,663 648
16,670
Paper & Forest Products 0.2%
Clearwater Paper (1) 9,388 353
Domtar  12,316 455

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Glatfelter  17,400 299
Louisiana-Pacific  21,300 1,181
Verso, Class A  25,300 369
2,657
Total Materials 55,325
REAL ESTATE 6.5%
Equity Real Estate Investment Trusts 5.9%
Acadia Realty Trust, REIT  16,650 316
Agree Realty, REIT  7,700 518
Alexander's, REIT  900 250
American Campus Communities, REIT  25,826 1,115
American Finance Trust, REIT  45,100 443
American Homes 4 Rent, Class A, REIT  50,200 1,674
Americold Realty Trust, REIT  41,431 1,594
Apartment Income REIT, REIT  29,700 1,270
Apartment Investment & Management, Class A, REIT  25,000 154
Apple Hospitality REIT, REIT  48,000 699
Bluerock Residential Growth, REIT  36,700 371
Brandywine Realty Trust, REIT  25,043 323
Brixmor Property Group, REIT  50,600 1,024
Camden Property Trust, REIT  20,500 2,253
CareTrust , REIT  19,500 454
Cedar Realty Trust, REIT  7,994 119
Centerspace , REIT  3,200 218
CIM Commercial Trust, REIT  2,994 39
Colony Capital, REIT (2) 80,000 518
Columbia Property Trust, REIT  34,000 581
Community Healthcare Trust, REIT  6,500 300
CoreSite Realty, REIT  7,100 851
Corporate Office Properties Trust, REIT  22,100 582
Cousins Properties, REIT  26,331 931
CubeSmart , REIT  42,800 1,619
CyrusOne , REIT  23,500 1,591
DiamondRock Hospitality, REIT (1) 35,900 370
Diversified Healthcare Trust, REIT  108,300 518
Douglas Emmett, REIT  44,100 1,385
Easterly Government Properties, REIT  16,886 350
EastGroup Properties, REIT  6,950 996
EPR Properties, REIT  19,800 923
Equity Commonwealth, REIT  33,076 920
Equity LifeStyle Properties, REIT  33,380 2,124
Essential Properties Realty Trust, REIT  29,100 664
First Industrial Realty Trust, REIT  23,565 1,079
Franklin Street Properties, REIT  22,400 122

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Gaming & Leisure Properties, REIT  39,298 1,667
GEO Group, REIT (2) 14,995 116
Getty Realty, REIT  11,643 330
Gladstone Commercial, REIT  10,400 203
Gladstone Land, REIT  24,200 443
Global Self Storage, REIT  31,399 150
Healthcare Realty Trust, REIT  25,180 763
Healthcare Trust of America, Class A, REIT  38,873 1,072
Hersha Hospitality Trust, REIT (1) 47,000 496
Highwoods Properties, REIT  15,013 645
Hudson Pacific Properties, REIT  24,900 676
Independence Realty Trust, REIT  13,800 210
Innovative Industrial Properties, REIT (2) 5,100 919
Invitation Homes, REIT  104,468 3,342
JBG SMITH Properties, REIT  24,800 788
Kilroy Realty, REIT  22,720 1,491
Lamar Advertising, Class A, REIT  15,692 1,474
Lexington Realty Trust, REIT  43,329 481
Life Storage, REIT  13,800 1,186
LTC Properties, REIT  5,750 240
Macerich , REIT (2) 36,357 425
Mack-Cali Realty, REIT  41,300 639
Medical Properties Trust, REIT  106,300 2,262
Monmouth Real Estate Investment, REIT  20,200 357
National Health Investors, REIT  6,720 486
National Retail Properties, REIT  29,730 1,310
National Storage Affiliates Trust, REIT  10,900 435
Office Properties Income Trust, REIT  15,700 432
Omega Healthcare Investors, REIT  40,050 1,467
Outfront Media, REIT  22,300 487
Park Hotels & Resorts, REIT  39,400 850
Pebblebrook Hotel Trust, REIT  21,801 530
Physicians Realty Trust, REIT  50,200 887
Piedmont Office Realty Trust, Class A, REIT  25,800 448
Postal Realty Trust, Class A, REIT  5,000 86
PotlatchDeltic , REIT  15,159 802
Power, REIT (1)(2) 13,176 596
PS Business Parks, REIT  4,800 742
QTS Realty Trust, Class A, REIT  9,700 602
Rayonier, REIT  27,951 901
Retail Properties of America, Class A, REIT  39,200 411
Retail Value, REIT  8,573 160
Rexford Industrial Realty, REIT  22,300 1,124
RLJ Lodging Trust, REIT  32,700 506
RPT Realty, REIT  34,100 389
Ryman Hospitality Properties, REIT  12,126 940

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Sabra Health Care, REIT  32,900 571
Safehold , REIT (2) 2,900 203
Saul Centers, REIT  5,850 235
Seritage Growth Properties, Class A, REIT (1) 14,900 273
Service Properties Trust, REIT  50,700 601
SITE Centers, REIT  68,600 930
SL Green Realty, REIT (2) 7,800 546
Spirit Realty Capital, REIT  16,460 700
STAG Industrial, REIT  28,600 961
STORE Capital, REIT  39,800 1,333
Summit Hotel Properties, REIT (1) 26,600 270
Sun Communities, REIT  23,050 3,458
Sunstone Hotel Investors, REIT  46,194 576
Tanger Factory Outlet Centers, REIT (2) 23,700 359
Terreno Realty, REIT  15,200 878
UMH Properties, REIT  30,700 589
Uniti Group, REIT  41,000 452
Universal Health Realty Income Trust, REIT  5,950 403
Urban Edge Properties, REIT  24,800 410
Urstadt Biddle Properties, Class A, REIT  28,500 475
VEREIT, REIT  38,928 1,503
VICI Properties, REIT (2) 98,700 2,787
Washington Real Estate Investment Trust, REIT  16,500 365
Weingarten Realty Investors, REIT  19,800 533
WP Carey, REIT  31,370 2,220
Xenia Hotels & Resorts, REIT  39,200 764
86,619
Real Estate Management & Development 0.6%
Altisource Portfolio Solutions (1) 10,500 97
Cushman & Wakefield (1) 18,600 304
eXp World Holdings (1)(2) 14,600 665
FRP Holdings (1) 3,700 182
Howard Hughes (1) 7,500 713
Jones Lang LaSalle (1) 9,310 1,667
Kennedy-Wilson Holdings  32,500 657
Newmark Group, Class A  28,304 283
Opendoor Technologies (1) 75,600 1,602
Rafael Holdings, Class B (1) 6,721 268
RE/MAX Holdings, Class A  4,600 181
Realogy Holdings (1) 18,600 281
Redfin  (1)(2) 20,900 1,392
Tejon Ranch (1) 14,400 241
8,533
Total Real Estate 95,152

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
UTILITIES 1.9%
Electric Utilities 0.7%
ALLETE  6,482 436
Avangrid 9,600 478
Genie Energy, Class B  23,842 151
Hawaiian Electric Industries  22,600 1,004
IDACORP  11,210 1,121
MGE Energy  9,094 649
OGE Energy  28,500 922
Otter Tail  8,750 404
PG&E (1) 282,600 3,309
PNM Resources  15,319 751
Portland General Electric  11,700 556
Spark Energy, Class A (2) 37,600 402
10,183
Gas Utilities 0.5%
Chesapeake Utilities  4,700 545
National Fuel Gas  18,730 936
New Jersey Resources  17,850 712
Northwest Natural Holding  12,690 685
ONE Gas  9,900 761
RGC Resources  11,879 263
South Jersey Industries  24,740 559
Southwest Gas Holdings  10,200 701
Spire  8,710 644
UGI  33,290 1,365
7,171
Independent Power & Renewable Electricity Producers 0.2%
Clearway Energy, Class C  16,793 473
Ormat Technologies  7,600 597
Sunnova Energy International (1) 10,400 424
Vistra 98,530 1,742
3,236
Multi-Utilities 0.2%
Avista 12,490 596
Black Hills  11,840 791
MDU Resources Group  35,491 1,122
NorthWestern 6,200 404
Unitil 12,100 553
3,466
Water Utilities 0.3%
American States Water  9,400 711
Cadiz (1) 29,400 282

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
California Water Service Group  11,350 639
Essential Utilities  38,432 1,720
Middlesex Water  7,000 553
SJW Group  8,622 543
4,448
Total Utilities 28,504
Total Common Stocks (Cost $837,266) 1,442,078
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 0.04% (4)(5) 22,606,053 22,606
22,606
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.05%, 12/30/21 (6) 1,730,000 1,729
1,729
Total Short-Term Investments (Cost $24,335) 24,335
SECURITIES LENDING COLLATERAL 4.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 4.0%
Short-Term Funds 4.0%
T. Rowe Price Short-Term Fund, 0.08% (4)(5) 5,875,695 58,757
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 58,757
Total Securities Lending Collateral (Cost $58,757) 58,757
Total Investments in Securities 104.0%
(Cost $920,358) $ 1,525,170
Other Assets Less Liabilities (4.0)% (59,094)
Net Assets 100.0% $ 1,466,076
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2021.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies

T. ROWE PRICE Extended Equity Market Index Fund

.
.
.
.
.
.
.
.
.
.
(6) At March 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Extended Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 127 Russell 2000 E-Mini Index contracts 6/21 14,113 $ (708)
Long, 33 S&P MidCap 400 E-Mini Index contracts 6/21 8,597 (140)
Net payments (receipts) of variation margin to date 1,045
Variation margin receivable (payable) on open futures contracts $ 197

T. ROWE PRICE Extended Equity Market Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 3
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ —# $ — $ 3+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 3,129  ¤  ¤ $ 22,606
T. Rowe Price Short-Term Fund,
0.08% 79,236  ¤  ¤ 58,757
Total $ 81,363^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $81,363.

T. ROWE PRICE Extended Equity Market Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Extended Equity Market Index Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Extended Equity Market Index Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.

T. ROWE PRICE Extended Equity Market Index Fund

The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Extended Equity Market Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F124-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,442,075 $ — $ 3 $ 1,442,078
Short-Term Investments 22,606 1,729 — 24,335
Securities Lending Collateral 58,757 — — 58,757
Total $ 1,523,438 $ 1,729 $ 3 $ 1,525,170
Liabilities
Futures Contracts* $ 848 $ — $ — $ 848
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.